Stockholders' Equity - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended
	Apr. 04, 2014	Jun. 30, 2014		Apr. 04, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Net proceeds from IPO	$ 94,927,000	$ 94,927,000	[1]
Number of votes per share		One vote per share
Common stock shares, authorized		500,000,000	[1]		165,000,000	31,349,777
Common stock shares, issued		78,831,161	[1]		53,757,437	31,349,777
Common stock shares, outstanding		78,831,161	[1]		53,757,437	31,218,164
Treasury shares held						131,607
Redeemable common stock converted, conversion ratio	1
Series A Convertible Preferred Stock, liquidation preference					86,200,000	50,000,000
Shares of common stock that would require the Company to repurchase these shares at fair value determined at the redemption date				1,344,236	1,344,236
Initial public offering closing date		Apr. 04, 2014
Annual redemption limit					4,000,000
IPO | Underwriting discounts and commissions
Class of Stock [Line Items]
Offering expenses	6,500,000
IPO | Other Offering Costs
Class of Stock [Line Items]
Offering expenses	2,600,000
Common stock | IPO
Class of Stock [Line Items]
Aggregate shares of common stock that convertible Series A Preferred Stock automatically converted into	19,284,113
Estimate of Fair Value Measurement | Fair Value, Inputs, Level 3
Class of Stock [Line Items]
Redeemable common stock					$ 18,415,000
Series A preferred stock
Class of Stock [Line Items]
Number of common shares issued upon conversion of preferred stock	1			1
Common Class A | IPO
Class of Stock [Line Items]
Issuance of common stock related to IPO	4,000,000
Issuance of common stock price per share related to IPO				$ 26.00

[1]	Unaudited